Convertible Debentures (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Summary of convertible debentures

	2017	2016
June 2016 Debenture, net of $559,037 and $670,845 discount	$1,940,963	$1,829,155
November 2016 Debenture, net of $266,932 and $320,318 discount	670,568	617,182

Total debt	2,611,531	2,446,337

Less current portion	-	-

Long-term debt	$2,611,531	$2,446,337

	Successor 2016	Predecessor 2015
2014 Exchange Debentures	$-	$2,489,760
2014 New Debentures, net of $393,169 discount	-	2,311,481
Bridge Debenture	-	210,600
June 2016 Debenture, net of $670,845 discount	1,829,155	-
November 2016 Debenture, net of $320,318 discount	617,182	-

Total debt	2,446,337	5,011,841

Less current portion	-	-

Long-term debt	$2,446,337	$5,011,841

Schedule of significant assumptions used to measure fair value
	Date of Issuance	12/31/16
Stock price	$3.00	$3.00
Term	1.62 – 2	1.5
Volatility	44 – 48.8%	44.4%
Risk-free interest rate	0.58 – 0.873%	0.966%
Exercise price	$3.75	$3.75